Stock Options and Warrants - 2013 S-1 July Registered Offering - July 19, 2013 - Additional Information (Detail) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended		0 Months Ended
	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013	Dec. 31, 2011	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Jul. 19, 2013 Placement Agent Warrants [Member]	Jul. 19, 2013 Placement Agent Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of agent fee on gross proceeds from Offering	5.00%
Maximum amount of reimbursement payable to agent												$ 75,000
Number of warrants issued					64,983,988										666,666
Percentage of agent warrants to purchase on units issued in offering															5.00%
Warrants initial exercise price											$ 0.15	$ 0.15		$ 0.15	$ 0.15
Warrants, term		5 years	5 years		5 years								65 days		5 years
Percentage of Agent cash solicitation fee on gross proceeds	5.00%
Warrants issued															666,666
Warrants exercised		0.20			0.166	0.336	0.25	0.15	0.20	0.49	0.15		0.15			0.15